Significant Accounting Policies - Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives (Details)	Dec. 31, 2024
Bearer plant [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated residual values
Motor vehicles [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Estimated residual values	5.00%
Software [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated residual values
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Estimated residual values
Minimum [Member] | Bearer plant [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	24 years
Minimum [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Estimated residual values	0.00%
Minimum [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Estimated residual values	0.00%
Minimum [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Estimated residual values	0.00%
Minimum [Member] | Software [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Bearer plant [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	30 years
Maximum [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Estimated residual values	5.00%
Maximum [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Estimated residual values	5.00%
Maximum [Member] | Office equipment [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Estimated residual values	5.00%
Maximum [Member] | Software [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years